CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 11,686	€ 10,388
Negative fair value	(1,444)	(39,638)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	8,848	8,160
Negative fair value	(1,136)	(39,580)
Currency risk | Other foreign exchange derivative
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,729	1,548
Negative fair value	(308)	(58)
Currency risk | Cash flow hedges | Forward contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	8,848	8,160
Negative fair value	(1,136)	(39,580)
Interest rate risk | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,109	680
Negative fair value	€ 0	€ 0